Share based compensation - Share-based payment expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	$ 6,541	$ 5,276	$ 8,236
JSOP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	0	0	(324)
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	0	0	(5,457)
SOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	0	(56)	(1,022)
SOP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	0	0	4,190
VRSUP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	0	0	1,051
VRSUP 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	2,365	5,182	9,799
VRSUP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based compensation expense	$ 4,176	$ 150	$ 0